SCHEDULE OF PURCHASE PRICE ALLOCATION (Details)	Nov. 30, 2023 USD ($)
AML [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents, including cash at liquidity provider	$ 3,215,638	[1]
Prepaid	5,277
Financial Assets through profit and less	1,070,795	[2]
Related party guarantee	1,340,432	[3]
Accrued income	1,545,557
Tax receivable	175,538	[4]
Capitalized software, net	295,391
Fixed assets	2,391	[5]
Total assets:	7,651,019
Accounts Payable	173,060	[6]
Financial liability at fair value through profit and loss	515,906	[7]
Client funds	2,773,824	[8]
Deferred Tax	348,570	[9]
Total liabilities	3,811,360
Net assets (A)	3,839,660
Accumulated other comprehensive income (loss), (B)	53,605
Purchase Price, 966,379 Series B Preferred Stock valued at $1.41, (C)	1,175,406
Increase in APIC (A) – (B) – (C)	2,610,648
APL [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents, including cash at liquidity provider	28,562,337	[1]
Prepaid	405,702
Fixed assets	157,520	[2]
Total assets:	29,125,559
Current liabilities - Creditors	874,636	[10]
Related party advances	2,500,619
Client funds	26,239,126	[8]
Deferred Tax	430,142	[9]
Total liabilities	30,044,523
Net assets (A)	(918,964)
Accumulated other comprehensive income (loss), (B)	(5,539)
Purchase Price, 966,379 Series B Preferred Stock valued at $1.41, (C)	1,362,594
Increase in APIC (A) – (B) – (C)	$ (2,276,019)

[1]	We recognize cash and cash equivalents held by AML and APL, and deposits in bank accounts and liquidity providers that can be accessed on demand or within 90 days.
[2]	Financial assets at fair values for AML through profit and loss are derivative contracts in favor of AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial assets at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.
[3]	Guarantee provided by Alchemy BVI as a parent to AML for any shortfall in the net capital.
[4]	Estimated overpaid tax to the Commissioner of Tax Revenue, Malta.
[5]	All property and equipment are initially recorded at historical cost and included in our fixed assets, net in the consolidated balance sheet as of November 30, 2023. Historical cost includes expenditures directly attributable to the Acquisition of the items. We calculate depreciation using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives.
[6]	Trade and other payables comprise obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
[7]	Financial liabilities at fair values for AML through profit and loss are derivative contracts against AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial liabilities at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.
[8]	Customer net trading deposits are funds placed with the Company by clients intended to trade FX, securities, or other investment activities.
[9]	We recognize deferred tax using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. We include deferred tax liabilities in our consolidated balance sheet as of November 30, 2023. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred tax is not accounted for if it stems from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is determined using tax rates (and Malta laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.
[10]	Short-term borrowings are primarily composed of lines of credit and short-term loans from financial institutions.